UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [1]; Amendment Number:

This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

General Electric Company
3135 Easton Turnpike
Fairfield, CT 06431

13F File Number:  028-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert R. DeGennaro
Title:    Manager - Accounting Projects
Phone:    (203) 373-2535

Signature, Place, and Date of Signing:

Robert R. DeGennaro     Fairfield, CT  06431          July 22, 2003
-------------------     -------------  -----          -----------------
   (Signature)          (City, State)  (Zip)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $27,500
                                         (thousands)

List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----

05  028-06603             GE Capital Structured Finance Group


FORM 13F INFORMATION TABLE
                               TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER     --VOTING AUTHORITY-
NAME OF ISSUER                 CLASS            CUSIP     (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE  SHARED NONE
--------------                 -----            -----     --------    -------  ---  ----  ----------  --------  -------- ------ ----

STEEL DYNAMICS INC             COM          858119100       5,672     471,500   SH          DEFINED       05    471,500
PEGASUS COMMUNICATIONS CORP    CL A         705904100          58      44,537   SH          DEFINED       05     44,537
NEXTEL PARTNERS INC            CL A         65333F107      16,588   2,732,862   SH          DEFINED       05  2,732,862
MANITOWOC INC                  COM          563571108       5,181     203,187   SH          DEFINED       05    203,187
